Derivative Liabilities (Details - Fair value of derivative liabilities) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Conversion Option [Member]
Business Combination [Line Items]
Derivative liability fair value	$ 799,719	$ 1,973,641
Number of shares issued upon conversion, exercise, or satisfaction	105,355,270	668,516,113
Warrants [Member]
Business Combination [Line Items]
Derivative liability fair value	$ 72,372	$ 19,112
Number of shares issued upon conversion, exercise, or satisfaction	9,530,000	9,530,000
Measurement Input, Price Volatility [Member] | Conversion Option [Member]
Business Combination [Line Items]
Exercise price	714.58%	406.93%
Measurement Input, Price Volatility [Member] | Warrants [Member]
Business Combination [Line Items]
Exercise price	714.58%	301.31%
Measurement Input, Expected Dividend Rate [Member] | Conversion Option [Member]
Business Combination [Line Items]
Exercise price	0%	0%
Measurement Input, Expected Dividend Rate [Member] | Warrants [Member]
Business Combination [Line Items]
Exercise price	0%	0%
Measurement Input, Risk Free Interest Rate [Member] | Conversion Option [Member]
Business Combination [Line Items]
Exercise price	3.96%	4.16%
Measurement Input, Risk Free Interest Rate [Member] | Warrants [Member]
Business Combination [Line Items]
Exercise price	3.96%	4.27%
Measurement Input, Expected Term [Member] | Conversion Option [Member]
Business Combination [Line Items]
Exercise price	1 year	1 year
Measurement Input, Expected Term [Member] | Warrants [Member]
Business Combination [Line Items]
Exercise price	1.46-1.90 years	1.71-2.15 years
Measurement Input, Share Price [Member] | Conversion Option [Member]
Business Combination [Line Items]
Exercise price	0.0076	0.003
Measurement Input, Share Price [Member] | Warrants [Member]
Business Combination [Line Items]
Exercise price	0.0076	0.003
Measurement Input, Exercise Price [Member] | Conversion Option [Member]
Business Combination [Line Items]
Exercise price	0.0019-0.0021	0.0004-0.01
Measurement Input, Exercise Price [Member] | Warrants [Member]
Business Combination [Line Items]
Exercise price	0.5	0.5